STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION
Summary of the share option activities

	Number of options	Exercise price
Outstanding at beginning of 2010	4,994,000	$4.00
Movement during 2009
Granted	—	—
Exercised	—	—
Forfeited	(204,000)	—
Outstanding at end of 2010	4,790,000	$4.00

Movement during 2011
Granted	—	—
Exercised	—	—
Forfeited	(484,000)	—
Outstanding at end of 2011	4,306,000	$4.00

Movement during 2012
Granted	—	—
Exercised	—	—
Forfeited	(4,306,000)	—
Outstanding at end of 2012	—	—